Other Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities [Abstract]
Other liabilities
14	Other liabilities

	Note	December 31, 2022	December 31, 2023
		RMB	RMB

Guarantee repayments from sales partner	(i)	416,698,397	745,949,231
Guarantee liabilities	(ii)	230,867,505	348,687,842
Settlement and clearing accounts	(iii)	135,652,186	185,879,704
Collaboration cost payable	(iv)	50,393,275	77,772,200
Other tax payable	(v)	74,985,486	67,039,714
Receipt in advance	(vi)	35,645,384	39,640,024
Customer pledged deposits	(vii)	39,296,162	39,136,313
Amounts due to third parties	(viii)	18,591,226	15,634,165
Accrued expenses	(ix)	16,486,002	7,308,342
Others	(x)	9,855,045	3,644,317
Total		1,028,470,668	1,530,691,852

(i)	Under the collaboration model, sales partners are required to provide a certain level of guarantee of repayment for loans recommended. Guarantee repayments from sales partner mainly consist of repayments collected from sales partners who exercise the guarantee, and those repayments will be returned to trust company.

(ii)	In 2021, the Group started to cooperate with a third-party financing guarantee corporation, Guangzhou Nanfeng, that directly provides guarantee services to commercial banks. According to relevant financial guarantee arrangements, Guangzhou Nanfeng will fulfil its obligations to purchase defaulted loans. However, the Group is required to provide deposits and replenish such deposits from time to time to Guangzhou Nanfeng for its obligations of purchasing defaulted loans. Effectively, the Group provides back-to-back guarantee to Guangzhou Nanfeng and takes on all of the credit risk of the borrowers. These financial guarantee contracts are accounted for as guarantee liabilities under ASC 460, Guarantees.

Maximum potential undiscounted future payment that the Group would be required to make were RMB2.45 billion and RMB4.06 billion, as of December 31, 2022 and December 31, 2023, respectively. The Group recognized both a stand-ready guarantee liability under ASC 460 with an associated guarantee receivable, amounting RMB82,385,089 and RMB57,132,677 for fiscal year 2022 and 2023, respectively, and a contingent guarantee liability with an allowance for credit losses of the underlying loans under current expected credit loss (“ACL”) model for these financial guarantee provided for off-balance sheet loans, amounting RMB148,482,416 and RMB291,555,165 for fiscal year 2022 and 2023, respectively. The increase in contingent guarantee liabilities under ACL model from December 31, 2022 to December 31, 2023 is mainly due to the expansion of off-balance sheet loans under the commercial bank partnership model. This increase was partially offset by a favorable macroeconomic environment mentioned in Note 5 (a)(i). The initial term of the guarantee liabilities is the same as the term of loans facilitated under the arrangements with commercial banks, which ranges from 1 year to 10 years, as of December 31, 2023. The remaining term of the guarantee liabilities range from 1 year to 10 years as of December 31, 2023.

The table below sets forth the movement of contingent guarantee liabilities for the years ended December 31, 2022 and 2023:

	2022	2023
	RMB	RMB
As of January 1	3,182,958	148,232,216
Provision for credit losses	145,049,258	149,512,430
Payouts during the year	-	(156,233,140)
Increase in guaranteed recoverable assets	-	150,043,659
As of December 31	148,232,216	291,555,165

(iii)	The Group transferred loans to third party investors and recorded these transactions as sales in Note 5(c). After the transfer, the contract terms related to payment proceeds from the loans remain the same: The Group collects payments of loans and then disburses the proceeds from the relevant loans to third-party transferees.

(iv)	The collaboration cost for sales partners is a percentage of the loan principal amount that the sales partners recommended to the Group and is calculated by subtracting the project cost, a cost which is agreed between the Group and the sales partners that will vary based on different terms of loans, from interest and fees income received from borrowers.

(v)	Other tax payables mainly represent value-added tax and surcharges payables.

(vi)	Receipt in advance consists of advance for interest and financing service fees on loans and down payments of loans held-for-sale by loan transferees.

(vii)	Customer pledged deposits mainly consist of the deposits collected from certain customers to reduce the risk of failure to make payments on schedule.

(viii)	Amounts due to third parties are payments to be paid for third parties.

(ix)	Accrued expenses mainly consist of promotional costs relating to building the collaboration model and expenses payable to consultants such as the auditor and lawyer.

(x)	Other liabilities are expected to be settled or recognized as income within one year or are repayable on demand.